Consolidated Statement of Cash Flows (Parentheticals) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Proceeds from issue of bonds, notes and debentures	€ 1,200
Jet fuel derivative instruments,
Disclosure of detailed information about financial instruments [line items]
Exceptional fair value gain (loss)	€ (131)	€ 131